Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2024
VIP Disciplined Small Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.85%
Past 5 years	11.73%
Past 10 years	7.40%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%